SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 11, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 11, 2024 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from exercise warrants | $			$ 102	$ 1,379	$ 3,386
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise warrants | $		$ 3,227
Shares issued | shares	9,480,500	2,806,302				2,806,302
Warrant exercise price per share | (per share)		$ 1.15				$ 1.36
Proceeds from common shares | $	$ 3,300
Price per share | $ / shares	$ 0.35
Nonadjusting Event [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	6,842,857
Proceeds from common shares | $	$ 2,400
Price per share | $ / shares	$ 0.35
Nonadjusting Event [Member] | Non U S Residents [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	734,440
Nonadjusting Event [Member] | Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $	$ 525,000
Nonadjusting Event [Member] | Registered Direct Offerings [Member]
IfrsStatementLineItems [Line Items]
Finder fee		$ 258				$ 348
Non registered warrants share issued | shares		224,504				224,504
Nonadjusting Event [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares		1,403,151				1,403,151
Warrant exercise price per share | (per share)		$ 1.50				$ 2.05